OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Non-current maturities (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	$ 1,012,062,996	$ 961,723,115
CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	6,704,249	18,669,905
CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	31,431,838	35,117,116
CMF Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	153,666,760	147,157,440
CMF Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	115,250,115	110,368,102
CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	218,975,133	209,699,352
Bonds USA 2050
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	298,938,000	263,136,000
Swiss Bonds 2024
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	187,096,901	$ 177,575,200
More than 1 year up to 2 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	11,942,889
More than 1 year up to 2 years | CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	6,704,249
More than 1 year up to 2 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,238,640
More than 2 years up to 3 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,238,640
More than 2 years up to 3 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,238,640
More than 3 years up to 4 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,238,640
More than 3 years up to 4 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,238,640
More than 5 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	989,642,827
More than 5 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	15,715,918
More than 5 years | CMF Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	153,666,760
More than 5 years | CMF Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	115,250,115
More than 5 years | CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	218,975,133
More than 5 years | Bonds USA 2050
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	298,938,000
More than 5 years | Swiss Bonds 2024
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	$ 187,096,901